Taxes (Tables)	12 Months Ended
Sep. 30, 2019
Taxes
Schedule of effective tax rates

	For the years ended September 30,
	2019	2018	2017

Statutory PRC income tax rate	25.00%	25.00%	25.00%
Effect of income tax holiday	(25.34)%	(25.04)%	(23.99)%
Favorable tax rate impact (a)	0.58%	0.04%	—
Permanent difference	0.26%	0.00%	0.01%
Changes of deferred tax assets valuation allowances	0.48%	0.23%	(0.86)%
Non-PRC entities not subject to PRC income tax	(13.48)%	0.05%	0.02%
Total	(12.50)%	0.28%	0.18%

Schedule of provision for income tax

	For the years ended September 30,
	2019	2018	2017

Current	$34,564	$9,063	$5,793
Deferred	—	—	—
Total	$34,564	$9,063	$5,793

Schedule of components of deferred tax

	September 30,	September 30,
	2019	2018

Net operating loss carryforwards	$142,395	$150,620
Valuation allowance	(142,395)	(150,620)
Total	$—	$—